Condensed Balance Sheets Parenthetical (USD $)	Aug. 31, 2012	Aug. 31, 2011
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	75,000,000	75,000,000
Common stock shares issued	12,000,000	12,000,000